Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 3,148,589
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	290,647
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	922,418
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	636,405
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	913,302
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 385,817